CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Cost of revenue to related party	¥ 789,116	$ 114,772
Selling, general and administrative expenses to related party	11,666	1,697
Research and development expenses to related party	5,114	744
Interest income from related party	2,202	320
Interest expense to related party	¥ 0	$ 0
ADS
ADS per ordinary share	7	7
Membership services
Revenue from related parties	¥ 19,981	$ 2,906
Online advertising services
Revenue from related parties	202,808	29,497
Content distribution
Revenue from related parties	88,457	12,866
Others
Revenue from related parties	¥ 29,296	$ 4,261